Document and Entity Information	6 Months Ended
Jun. 30, 2013
Document and Entity Information
Entity Registrant Name	FIRST COMMUNITY CORP /SC/
Entity Central Index Key	0000932781
Document Type	S-4
Document Period End Date	Jun. 30, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company